Credit facilities (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of short-term bank loans

Bank Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				(Unaudited)
China Bank of Communication(1)	January 2025 (extended to November 2026)	4.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	663,538	1,112,904
Zhejiang Hecheng Rural Commercial Bank Co.，Ltd (2)	August 2025, extended to August 2026	12.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	167,631	166,936
Bank of China	November 2025, extended to June 2026	3.6-.3.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd	268,209	317,178
Weizhong Bank	August 2025	5.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	93,128	132,489
Weizhong Bank	November 2025	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	31,043	68,011
Weizhong	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	3,784
Weizhong	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	13,249
Sichuan Xinwang Bank Co., Ltd	May 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	81,486	—
Weizhong Bank	January 2026 (Repaid in January 2026)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	4,656	—
Weizhong Bank	March 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	11,974	—
Total				$1,321,665	$1,814,551

(1)	In August 2022, the Company secured a renewable line of credit (“Line of Credit 1”) worth approximately $1.1 million from China Bank of Communication for a two-year period. This line of credit is backed by the guarantee of Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company, and it is secured by a real estate property owned by Yunwu Li. On January 2, 2024, the Line of Credit 1 was extended to July 14, 2024 and further extended to November 18, 2026.

(2)	On August 30, 2024, the Company entered into a loan agreement with Zhejiang Hecheng Rural Commercial Bank Co Ltd, for approximately $0.2 million. The loan is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company to be due in August 2025 with 4.25% interest rate per annum.

Schedule of long-term loans- bank

				As of	As of
Bank Name	Maturities	Interest Rate	Collateral/Guarantee	June 30, 2025	December 31, 2024
				(Unaudited)
Sichuan Xinwang Bank Co., Ltd	May 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	115,927
Weizhong Bank	January 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	8,612
Weizhong Bank	March 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	19,873
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd	August 2026 to May 2027	4.9-5.0%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	279,384	69,557
Total				$279,384	$213,969

Schedule of short-term loans- third parties

				As of	As of
Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	June 30, 2025	December 31, 2024
				(Unaudited)
Lou Hong	September 30, 2025, extended to September 30, 2026	0%	None	$628,615	$626,009
Runze Li	December 31, 2025, extended to December 31, 2026	0%	None	2,235	2,086
Shanghai Xinjing Construction Labor Service Center	November 30, 2025, extended to November 30, 2026	0%	None	209,538	208,670
New Ben Global Enterprises Limited	March 2026	0%	None	960,608	—
Total				$1,800,996	$836,765

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of short-term bank loans
Schedule of short-term bank loans
Bank Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2024	December 31, 2023
China Bank of Communication(1)	January 2025 (repaid in January 2025)	4.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	417,339	—
China Bank of Communication(1)	August 2024	4.9-5%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	—	423,567
China Bank of Communication(1)	January 2025 (extended to November 2026)	4.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	695,565	—
China Bank of Communication(1)	January 2024 (extended to December 2024)	4.6%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	—	705,945
Postal saving bank of China (2)	June 2024	5.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	564,756
Zhejiang Hecheng Rural Commercial Bank Co.，Ltd (3)	August 2025	12.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	166,936	—
China resource bank	March 2024	5.8%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	412,272
Bank of China (4)	November 2025	3.6-.3.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd	317,178	—
Bank of China (4)	November 2024	3.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd	—	415,096
China Construction Bank	December 2024	4.0%	Guaranteed by Chun’E Zhao, the legal representative of Guangxi CWT Environmental Technology Co., Ltd., our prior subsidiary.	—	52,240
Weizhong Bank	August 2025	5.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	132,489	—
Weizhong Bank	February 2025	6.1-9.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	154,509
Weizhong Bank	November 2025	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	68,011	—
Weizhong	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	3,784	—
Weizhong	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	13,249	—
Total				$1,814,551	$2,728,385

Schedule of long-term loans- bank

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	December 31, 2024	December 31, 2023

Weizhong Bank	July 2023 (renewal to February 2025)	6.1-9.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	$—	$79,463
Sichuan Xinwang Bank Co., Ltd	May 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	115,927	—
Weizhong Bank	January 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	8,612	—
Weizhong Bank	March 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	19,873	—
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd	March 2026	5%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	69,557	—
Total				$213,969	$79,463

Schedule of short-term loans- third parties

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2024	December 31, 2023

Lou Hong	September 30, 2025	0%	None	$626,009	$—
Lingyu Ye	December 2019 (renewed in December 2020, extended to December 2024)	0%	None	—	28,237
Runze Li	December 31, 2025	0%	None	2,086	43,769
Shanghai Xinjing Construction Labor Service Center	November 30, 2025	0%	None	208,670	211,784
Xiamen Haosheng Investing Co., Ltd.	April 2020 (extended to April 2024)	0%	None	—	28,238
Total				$836,765	$312,028